Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenue		€ 2,757	€ 2,243	€ 6,418	€ 10,868
Research and development costs		(64,059)	(46,258)	(185,152)	(141,343)
Selling, general, and administrative expenses		(17,523)	(10,000)	(56,243)	(31,396)
Operating profit / (loss)		(78,825)	(54,015)	(234,977)	(161,871)
Share of profit / (loss) of associate		(3,101)	(1,338)	(6,501)	(5,452)
Finance income		136	30,547	1,677	30,285
Finance expenses		(39,970)	(368)	(40,391)	(812)
Profit / (loss) before tax		(121,760)	(25,174)	(280,192)	(137,850)
Tax on profit / (loss) for the period		19	61	202	196
Net profit / (loss) for the period		(121,741)	(25,113)	(279,990)	(137,654)
Attributable to owners of the Company		€ (121,741)	€ (25,113)	€ (279,990)	€ (137,654)
Basic and diluted earnings / (loss) per share		€ (2.31)	€ (0.53)	€ (5.64)	€ (2.99)
Number of shares used for calculation (basic and diluted)	[1]	52,715,204	47,590,837	49,647,471	46,066,493
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (121,741)	€ (25,113)	€ (279,990)	€ (137,654)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(75)	37	(136)	2
Other comprehensive income / (loss) for the period, net of tax		(75)	37	(136)	2
Total comprehensive income / (loss) for the period, net of tax		(121,816)	(25,076)	(280,126)	(137,652)
Attributable to owners of the Company		€ (121,816)	€ (25,076)	€ (280,126)	€ (137,652)

[1]	A total of 5,527,218 warrants outstanding as of September 30, 2020 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 5,138,389 warrants outstanding as of September 30, 2019 are also considered antidilutive for the periods presented and have not been included in the calculation.